UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin McLaughlin
Title:    Chief Financial Officer
Phone:    (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin                New York, N.Y.            August 14, 2006
--------------------           ------------------------       ----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $115,978
                                         (thousands)


List of Other Included Managers:

NONE

                                                  FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                        VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MGRS     SOLE    SHARED  NONE
--------------                   --------        -----       --------  -------  --- ----   ----------  ----     ----    ------  ----
AGERE SYS INC                    COM             00845V308    7,350    500,000  SH         SOLE        NONE     500,000
AGILENT TECHNOLOGIES, INC        COM             00846U101    3,156    100,000  SH         SOLE        NONE     100,000
AMERICAN EXPRESS COMPANY         COM             025816109    2,661     50,000  SH         SOLE        NONE      50,000
AMERICAN EXPRESS COMPANY         COM             025816109    2,661     50,000      PUT    SOLE        NONE      50,000
ARAMARK CORPORATION              CL B            038521100    4,304    130,000  SH         SOLE        NONE     130,000
AUTONATION INC                   COM             05329W102    1,072     50,000      PUT    SOLE        NONE      50,000
BELLSOUTH CORPORATION            COM             079860102    7,240    200,000  SH         SOLE        NONE     200,000
CISCO SYSTEMS INC                COM             17275R102    2,930    150,000      CALL   SOLE        NONE     150,000
CYBERONICS INC                   COM             23251P102    1,330     62,400      PUT    SOLE        NONE      62,400
DYNEGY INC NEW                   CL A            26816Q101      547    100,000      CALL   SOLE        NONE     100,000
EMC CORP MASS                    COM             268648102    1,097    100,000      PUT    SOLE        NONE     100,000
HEWLETT-PACKARD COMPANY          COM             428236103    5,544    175,000  SH         SOLE        NONE     175,000
KINDER MORGAN INC KANS           COM             49455P101    3,996     40,000  SH         SOLE        NONE      40,000
KINDER MORGAN INC KANS           COM             49455P101    3,996     40,000      PUT    SOLE        NONE      40,000
LASERSCOPE                       COM             518081104      453     14,700      PUT    SOLE        NONE      14,700
LASERSCOPE                       COM             518081104      462     15,000      PUT    SOLE        NONE      15,000
LASERSCOPE                       COM             518081104      308     10,000      PUT    SOLE        NONE      10,000
LAWSON SOFTWARE INC              COM             52078P102    1,160    173,095  SH         SOLE        NONE     173,095
LENNAR CORPORATION CL B          CL B            526057302    1,428     35,000  SH         SOLE        NONE      35,000
MELLON FINANCIAL CORPORATION     COM             58551A108    1,322     38,400  SH         SOLE        NONE      38,400
NASDAQ 100 TR                    UNIT SER I      631100104    3,877    100,000      PUT    SOLE        NONE     100,000
NASDAQ 100 TR                    UNIT SER I      631100104    3,877    100,000      PUT    SOLE        NONE     100,000
NASDAQ 100 TR                    UNIT SER I      631100104    3,877    100,000      PUT    SOLE        NONE     100,000
NETSCOUT SYSTEMS INC             COM             64115T104    2,129    238,628  SH         SOLE        NONE     238,628
PALM INC NEW                     COM             696643105    1,116     69,300      CALL   SOLE        NONE      69,300
PHELPS DODGE CORP                COM             717265102    2,054     25,000      CALL   SOLE        NONE      25,000
INCO LTD                         COM             453258402    3,295     50,000      PUT    SOLE        NONE      50,000
RSA SECURITY INC                 COM             749719100      678     25,000  SH         SOLE        NONE      25,000
RSA SECURITY INC                 COM             749719100    1,355     50,000      PUT    SOLE        NONE      50,000
THE WALT DISNEY COMPANY          COM DISNEY      254687106    4,500    150,000  SH         SOLE        NONE     150,000
THE WALT DISNEY COMPANY          COM DISNEY      254687106    2,250     75,000      PUT    SOLE        NONE      75,000
THE WALT DISNEY COMPANY          COM DISNEY      254687106   15,000    500,000      CALL   SOLE        NONE     500,000
TIME WARNER INC                  COM             887317105    1,644     95,000  SH         SOLE        NONE      95,000
UNITEDHEALTH GROUP INC           COM             91324P102    4,478    100,000      PUT    SOLE        NONE     100,000
UNIVISION COMMUNICATIONS INC     CL A            914906102    1,484     44,300      PUT    SOLE        NONE      44,300
WHIRLPOOL CORPORATION            COM             963320106    6,612     80,000  SH         SOLE        NONE      80,000
WILLBROS GROUP INC               COM             969199108    4,735    250,000  SH         SOLE        NONE     250,000

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